Nov. 01, 2024
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page  18 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page  41  of the Statement of Additional Information (“SAI”). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts, Waivers and Other Information.”

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
A contingent deferred sales charge (‘‘CDSC’’) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through December 31, 2025. C Class shares automatically convert to A Class shares 8 years after purchase if the conversion is available through your financial intermediary. This Example reflects your costs as though C Class shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming no redemption of shares:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve long-term growth of capital by investing primarily in domestic and foreign equity securities of transformational innovation companies.
The sub-advisor defines transformational innovation companies as those with divisions that primarily focus on developing or benefitting from new products, services, technologies or advancements that disrupt, or are expected to disrupt, existing markets or processes. The types of transformational innovation companies that the Fund expects to invest in are those companies primarily engaged in research, including research relating to: (i) genomics (the study of genes and their functions, and related techniques, such as genomic sequencing) (“Genomic Revolution Companies”), (ii) innovation in automation and manufacturing (“Automation Transformation Companies”), (iii) innovation in energy (“Energy Transformation Companies”), (iv) innovation in artificial intelligence (“Artificial Intelligence Companies”), (v) shared technology, infrastructure and services (“Next Generation Internet Companies”), and (vi) technologies that make financial services more efficient (“FinTech Innovation Companies”), among others. The sub-advisor uses internally-generated and externally-sourced research and analysis to assemble a diverse array of information from which to identify transformational innovation companies, certain of which may be growth companies.
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Genomic Revolution Companies. Companies that the sub-advisor believes are substantially focused on and are expected to substantially benefit from extending and enhancing the quality of human and other life by incorporating technological and scientific developments, improvements and advancements in genomics into their business, such as by offering new products or services that rely on genomic sequencing (techniques that allow researchers to read and decipher the genetic information found in the DNA (i.e. the exact sequence of bases A, C, G and T in a DNA molecule), including the DNA of bacteria, plants, animals and human beings), analysis, synthesis or instrumentation. These companies may include ones across multiple sectors, such as Health Care, Information Technology, Materials, Energy, and Consumer Discretionary. These companies may also develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing,  bioinformatics (the science of collecting and analyzing complex biological data such as genetic codes), molecular medicine and agricultural biotechnology.

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Automation Transformation Companies. Companies that the sub-advisor believes are focused on man capitalizing on the productivity of machines, such as through the automation of functions, processes or activities previously performed by human labor, such as transportation through an emphasis on mobility as a service, or the use of robotics to perform other functions, activities or processes.

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Energy Transformation Companies. Companies that the sub-advisor believes seek to capitalize on innovations or evolutions in: (i) ways that energy is stored or used; (ii) the discovery, collection and/or implementation of new sources of energy, including unconventional sources of oil or natural gas; and/or (iii) the production or development of new materials for use in commercial applications of energy production, use or storage.

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Artificial Intelligence Companies. Companies that the sub-advisor considers to be Artificial Intelligence (“AI”) Companies include a company that: (i) designs, creates, integrates, or delivers robotics, autonomous technology, and/or AI in the form of products, software, or systems; (ii) develops the building block components for robotics, autonomous technology, or AI, such as advanced machinery, semiconductors and databases used for machine learning; (iii) provides its own value-added services on top of such building block components, but are not core to the company’s product or service offering; and/or (iv) develops computer systems that are able to perform tasks that normally require human intelligence, such as visual perception, speech recognition, decision-making, and translation between languages.

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Next Generation Internet Companies. Companies that the sub-advisor believes are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may include mail order houses which generate the entirety of their business through websites and which offer internet-based products and services, such as streaming media or cloud storage in addition to traditional physical goods. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the “internet of things,” machine learning, and social distribution and media. The sub-advisor defines the “internet of things” as a system of interrelated computing devices, mechanical and digital machines, or physical objects that are provided unique identifiers and the ability to transfer data over a network without requiring human-to-human or human-to-computer interaction.

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FinTech Innovation Companies. Companies that the sub-advisor believes are focused on and expected to benefit from the shifting of the financial sector and economic transactions to technology infrastructure platforms, and technological intermediaries. Fintech Innovation Companies may also develop, use or rely on innovative payment platforms and methodologies, point of sale providers, e-commerce, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, blockchain technologies (blockchain refers to a peer-to-peer distributed ledger that is secured using cryptography), intermediary exchanges, asset allocation technology, digital assets, mobile payments, and risk pricing and pooling aggregators.

The sub-advisor’s process for identifying investments uses both ‘‘top down’’ (thematic research identifying the size of the potential total available market, as well as the prime beneficiaries) and ‘‘bottom up’’ (valuation, fundamental and quantitative measures) approaches to identify investment opportunities. The sub-advisor’s investment process incorporates the sub-advisor’s environmental, social, and/or governance (“ESG”) analysis as a consideration in the assessment of potential portfolio investments. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the sub-advisor. In addition, the sub-advisor does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.
Under normal circumstances, substantially all of the Fund’s assets are invested in a portfolio of equity securities including common stocks and other equity investments or ownership interests in business enterprises that are relevant to the Fund’s investment theme of transformational innovation. The Fund’s investments may include issuers of all capitalizations. The Fund’s investments in foreign equity securities are principally in developed markets. The Fund invests in American Depositary Receipts (‘‘ADRs’’), securities sold on foreign exchanges and securities denominated in foreign currencies when purchasing foreign equities. The Fund may have significant exposure to the Health Care and Information Technology sectors. However, as sector and industry composition of the Fund’s portfolio changes over time, the Fund’s exposure to these sectors may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The sub-advisor may sell a security if it believes that a company has become disrupted or is no longer on the leading edge of fast-moving industries or innovation. The sub-advisor may also sell positions to (i) take advantage of opportunities created by short-term market actions or market sentiment, (ii) provide liquidity to invest in companies that the sub-advisor has relatively more confidence in, or (iii) invest in companies that the sub-advisor believes offer more market opportunity relative to their current price. The Fund at times may invest in shares of other investment companies, including government money market funds, which may include a government money market fund advised by the Manager, with respect to which the Manager receives a management fee.
The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated. In the table below, the performance for the A Class and C Class shares for periods prior to January 2, 2019, and the performance for the R6 Class shares for periods prior to October 28, 2020, reflects the returns of the Fund’s R5 Class shares. In each case, the newer share classes would have had similar annual returns to the Fund’s R5 Class, because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the R5 Class shares differ from those of the newer share classes, which would affect performance. To the extent that the R5 Class shares had lower expenses than a newer share class, the performance of the R5 Class shares would likely have been higher than the newer share class would have realized during the same period. The performance of the newer share classes shown in the table has not been adjusted for differences in operating expenses of the newer and older share classes, but the A Class shares and C Class shares performance has been adjusted for the impact of the maximum applicable sales charge. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class Shares. Year Ended 12/31
Highest Quarterly Return:
56.00% 2nd Quarter 2020
01/01/2018 through 12/31/2023
Lowest Quarterly Return:
-39.42% 2nd Quarter 2022
01/01/2018 through 12/31/2023
The calendar year-to-date total return as of September 30, 2024 was -9.18%.

Average annual total returns for periods ended December 31, 2023
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund, after-tax returns for other share classes will vary.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Allocation Risk [Member]
Allocation Risk
The allocations among strategies, asset classes and market exposures may be less than optimal and may adversely affect the Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that judgments about allocations will be correct. The Fund’s allocations may be invested in strategies, asset classes and market exposures during a period when such strategies, asset classes and market exposures underperform.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Currency Risk [Member]
Currency Risk
The Fund may have exposure to foreign currencies. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the  U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Cybersecurity and Operational Risk [Member]
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Environmental, Social, and/or Governance Investing Risk [Member]
Environmental, Social, and/or Governance Investing Risk
The use of environmental, social, and/or governance (“ESG”) considerations by  the sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations or incorporate different ESG considerations. Although the  sub-advisor has established its own process to oversee ESG integration in accordance with the Fund’s strategies, successful integration of ESG factors will depend on the  sub-advisor’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the Fund to change its investment process with respect to the integration of ESG factors.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Equity Investments Risk [Member]
Equity Investments Risk
Equity securities represent ownership interests in companies and are subject to investment risk, issuer risk and market risk. In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.  The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
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Common Stock Risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

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Depositary Receipts Risk. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity, more volatility, less government regulation and supervision and delays in transaction settlement.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Foreign Investing Risk [Member]
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing, recordkeeping and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays or failures in transaction payment and settlement in some foreign markets. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Growth Companies Risk [Member]
Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund’s investments in growth companies may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If an assessment of the prospects for a company’s growth is incorrect, then the price of the company’s stock may fall or not approach the value placed on it. Growth company stocks may also lack the dividend yield that can cushion stock price declines in market downturns.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Investment Risk [Member]
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Issuer Risk [Member]
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Large-Capitalization Companies Risk [Member]
Large-Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and, at times, such companies may be out of favor with investors. Many larger-capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Liquidity Risk [Member]
Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund.   For example, liquidity risk may be magnified in rising interest rate environments in the event of higher than normal redemption rates.   Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.  Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Market Risk [Member]
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, such as changes in interest or inflation rates, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.
Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
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Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.
Although interest rates were unusually low in recent years in the  U.S. and abroad, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
High public debt in the  U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Some countries, including the  U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with trade negotiations between countries and regions, including the U.S. and China, political or economic dysfunction within some nations, including major producers of oil, and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Regulators in the  U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments or may make it more costly for the Fund to operate, which may impact performance.
Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Market Timing Risk [Member]
Market Timing Risk
The Fund is subject to the risk of market timing activities by investors due to the nature of the Fund’s investments, which requires the Fund, in certain instances, to fair value certain of its investments. Some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value (“NAV”) of the Fund’s shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the ability to execute efficient investment strategies.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Mid-Capitalization Companies Risk [Member]
Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investing in larger-capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Other Investment Companies Risk [Member]
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
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Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Redemption Risk [Member]
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Heavy redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Sector Risk [Member]
Sector Risk
To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments and economic conditions that significantly affect those sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Additionally, Individual sectors may be more volatile, and may perform differently, than the broader market. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and under-weighted in others. Accordingly, the Fund’s performance is likely to be disproportionately affected by the factors influencing those sectors. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.
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Health Care Sector Risk. The profitability of companies in the Health Care sector may be affected by government regulations and health care programs, restrictions on government reimbursement for medical expenses, pricing pressure, increases or decreases in the cost of medical products and services and product liability claims, an increased emphasis on outpatient services, industry innovation, changes in technologies and other market developments, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights, such that the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims, and (iii) subject to competitive forces that may make it difficult to raise prices and may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on companies in the Health Care sector.

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Biotechnology Companies Risk. Issuers in the Health Care sector include issuers with their principal activities in the biotechnology industry, which has additional risks. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one or more of its products becomes obsolete or proves unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, federal agencies, state and local governments, and non-U.S. regulatory authorities.

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Pharmaceutical Companies Risk. Issuers in the health care sector include issuers having their principal activities in drug laboratories and research and drug manufacturers, which pose additional risks. Pharmaceutical companies are subject to changing government regulation, which could have a negative effect on the price, profitability and availability of their products and services. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. Many pharmaceutical companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings. Companies in the pharmaceutical industry also may be adversely affected by the development of generic drugs and changes in reimbursement rates from such third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations.

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Information Technology Sector Risk. The Information Technology sector includes companies engaged in software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the Information Technology sector also may be subject to increased government scrutiny or adverse government or regulatory action. Additionally, companies in the Information Technology sector are heavily dependent on intellectual property and the loss of patent, copyright or trademark protections may adversely affect the profitability of these companies. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

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Financial Technology (“FinTech”) Companies Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A FinTech company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

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Internet Companies Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

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Internet Information Provider Companies Risk. Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary, advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by, or loss of, advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

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Next Generation Internet Companies Risk. The risks described below apply, in particular, to the Fund’s investment in next-generation internet companies, sometimes referred to as “Web x.0 Companies,” which the sub-advisor considers to be companies that are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services.

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Semiconductor Companies Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor industry have been and likely will continue to be extremely volatile.

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Software Companies Risk. Software companies can be significantly affected by intense competition, technological innovations, and product obsolescence. Such companies are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, the ability to attract and retain skilled employees, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, protection of intellectual property is integral to the success of many software companies, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories, and software company stocks may experience substantial fluctuations in market price, especially in the short term.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Securities Lending Risk [Member]
Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Securities Selection Risk [Member]
Securities Selection Risk
Securities selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to its performance index(es), or other funds with similar investment objectives or strategies.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Small-Capitalization Companies Risk [Member]
Small-Capitalization Companies Risk
Investing in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investing in larger-capitalization and more established companies. Since small-capitalization companies may have narrower commercial markets, and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Transformational Innovation Risk [Member]
Transformational Innovation  Risk
Companies that  the sub-advisor believes are capitalizing on transformational innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop transformational technologies may face political or legal challenges from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the transformational innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are also focused on a particular theme.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Valuation Risk [Member]
Valuation Risk
Certain of the Fund’s assets may be valued at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The valuation of the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund) | Volatility Risk [Member]
Volatility Risk
The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time.